Other disclosures - Risk Management and Principal Risks - Derivative assets (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	£ 343,887	£ 350,255
Counterparty netting	172,001	184,265
Credit derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	1,410,915	1,383,199
Counterparty netting	179,551	190,882
Cash collateral held	36,034	34,978
Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	222,538	237,669
Counterparty netting	172,001	184,265
Net exposure	50,537	53,404
Cash collateral held	31,402	33,092
Net exposure less collateral	19,135	20,312
Derivatives [member] | Foreign exchange derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	64,188	54,943
Counterparty netting	50,189	42,117
Net exposure	13,999	12,826
Derivatives [member] | Interest rate derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	125,272	153,043
Counterparty netting	95,572	117,559
Net exposure	29,700	35,484
Derivatives [member] | Credit derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	10,755	12,549
Counterparty netting	8,450	9,952
Net exposure	2,305	2,597
Derivatives [member] | Equity and stock index derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	20,882	14,698
Counterparty netting	16,653	12,702
Net exposure	4,229	1,996
Derivatives [member] | Commodity derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Balance sheet assets	1,441	2,436
Counterparty netting	1,137	1,935
Net exposure	£ 304	£ 501